Financial Instruments and Risk Management - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2013 Customer	Dec. 31, 2012 Customer	Dec. 31, 2011	Dec. 31, 2009
Derivative [Line Items]
Maximum percentage for Research and Development and Corporate costs of the total forecasted transactions		80.00%
Maximum percentage for manufacturing costs of forecasted transactions		70.00%
Maximum percentage for designated hedged item of forecasted transactions		100.00%
Hedge exposure to the variability of cash flows for forecasted transactions		24 months
Realized gain (loss) on reduction in cost of sales		$ (5,468)	$ (5,710)	$ (6,161)
Realized gain (loss) on reduction in operating expenses		17	(32)	52
Ineffective portion of hedge was recorded on Other income and expenses, net		0	0	0
Deferred gains on derivative instrument, net of tax		38	29
Deferred gains on derivative instrument, tax		5	3
Period of Accumulated other comprehensive income (loss)		12 months	12 months
Amount reclassified as Other Income and Expenses, net		0	0
Maximum outstanding amount per instrument with each Bank , as percentage of total					20.00%
Maximum outstanding percentage of counterparty risk					15.00%
Number of customer represented more than 10% of trade accounts receivable		0	0
Impairment charge on goodwill and intangible assets		56
Impairment loss of intangible assets	18	18
Acquired Technologies [Member]
Derivative [Line Items]
Impairment loss of intangible assets		17
Capitalized Software [Member]
Derivative [Line Items]
Impairment loss of intangible assets		1
Minimum [Member]
Derivative [Line Items]
Major customer percentage of trade accounts receivable		10.00%	10.00%
Foreign Exchange Contract [Member] | Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Derivative [Line Items]
Realized gain (loss) on reduction in cost of sales		16	(39)	65
Collars [Member] | Option One [Member]
Derivative [Line Items]
Fair value of net assets (liabilities)		10
Fair value of assets		11
Fair value of liabilities		1
Collars [Member] | Option Two [Member]
Derivative [Line Items]
Fair value of net assets (liabilities)		(2)
Fair value of liabilities		2
Forward Contracts [Member]
Derivative [Line Items]
Fair value of assets		33
Fair value of liabilities		2
Designated as Hedging Instrument [Member]
Derivative [Line Items]
Notional amount of Derivative Instruments		1,702	1,552	1,759
Foreign currency forward contracts maturity term		107 days
Designated as Hedging Instrument [Member] | Minimum [Member]
Derivative [Line Items]
Foreign currency forward contracts remaining terms		2 days
Designated as Hedging Instrument [Member] | Maximum [Member]
Derivative [Line Items]
Foreign currency forward contracts remaining terms		11 months
Not Designated as Hedging Instrument [Member]
Derivative [Line Items]
Notional amount of Derivative Instruments		$ 319	$ 817	$ 517
Foreign currency forward contracts maturity term		40 days
Not Designated as Hedging Instrument [Member] | Minimum [Member]
Derivative [Line Items]
Foreign currency forward contracts remaining terms		6 days
Not Designated as Hedging Instrument [Member] | Maximum [Member]
Derivative [Line Items]
Foreign currency forward contracts remaining terms		11 months